Income Taxes (Details)			12 Months Ended
	Jul. 19, 2018	Jan. 01, 2008	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Income Taxes [Line Items]
Statutory income tax rate			25.00%	25.00%
Net (loss) income before taxes (in Dollars)			$ (20,704,445)		$ (166,270,279)	$ (9,091,791)
Income tax liability			$ 14,497	¥ 100,000
Withholding income tax, percentage		10.00%
Tax reconciliation not required			The Company’s subsidiaries established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law.	The Company’s subsidiaries established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law.
U.S. [Member]
Income Taxes [Line Items]
Applicable tax rate			21.00%	21.00%
Net (loss) income before taxes (in Dollars)			$ (14,045)		87,734	(3,366,893)
U.S. [Member] | We Health [Member]
Income Taxes [Line Items]
Applicable tax rate			6.50%	6.50%
U.S. [Member] | Akso Remote Medical [Member]
Income Taxes [Line Items]
Applicable tax rate			0.00%	0.00%
U.S. [Member] | Akso Online MediTech [Member]
Income Taxes [Line Items]
Applicable tax rate			8.00%	8.00%
PRC [Member]
Income Taxes [Line Items]
Net (loss) income before taxes (in Dollars)			$ (19,436,534)		$ (165,078,413)	$ 83,103
Withholding tax rate		5.00%
Investor holding percentage		25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Withholding tax rate		10.00%
Investor holding percentage		25.00%
Minimum [Member]
Income Taxes [Line Items]
Annual dividends	15.00%
Maximum [Member]
Income Taxes [Line Items]
Annual dividends	25.00%